UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee - 26.9% (a)
Abbey National Treasury Services Plc, CT, 0.36%, 11/17/10 (b)	$35,000	$35,000,000
BNP Paribas SA, NY:
0.37%, 8/02/10	25,000	25,000,000
0.36%, 8/09/10	25,000	25,000,000
0.58%, 10/15/10 (b)	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.43%, 12/13/10 (b)	15,100	15,100,000
Banco Santander SA, NY, 0.85%, 11/01/10	35,000	35,000,000
Bank of Nova Scotia, Houston, 0.47%, 9/07/10	70,000	70,000,000
Barclays Bank Plc, NY:
0.41%, 8/18/10	28,370	28,370,000
0.50%, 11/18/10	30,500	30,500,000
Canadian Imperial Bank of Commerce, NY, 0.42%, 1/31/11 (b)	22,000	22,000,000
Dexia Credit Local, NY, 1.63%, 8/17/10 (d)	70,500	70,500,000
Lloyd’s TSB Bank Plc, NY, 0.49%, 10/26/10 (b)	28,500	28,500,000
National Australia Bank, NY, 0.42%, 8/18/10	25,000	25,000,000
Nordea Bank Finland Plc, NY, 0.39%, 10/15/10	25,000	25,000,000
Rabobank Nederland NV, NY:
0.35%, 1/10/11 (b)	21,050	21,050,000
0.34%, 1/13/11 (b)	35,000	35,000,000
0.57%, 1/18/11	19,500	19,500,000
Royal Bank of Canada, NY, 0.34%, 11/17/10 (b)	35,000	35,000,000
Royal Bank of Scotland Plc, CT, 0.41%, 8/23/10	50,000	50,000,000
Societe Generale, NY:
0.57%, 10/18/10	45,000	45,000,000
0.46%, 10/27/10	30,000	30,000,371
Sumitomo Mitsui Banking Corp., NY, 0.37%, 8/09/10	33,000	33,000,000
Svenska Handelsbanken, NY, 0.43%, 10/25/10	22,000	22,000,265
Toronto-Dominion Bank, NY (b):
0.35%, 11/05/10	35,000	35,000,000
0.35%, 2/04/11	12,500	12,500,000
UBS AG, Stamford, 0.59%, 11/18/10	15,000	15,000,000
Westpac Banking Corp., NY (b):
0.39%, 10/19/10	26,380	26,380,000
0.40%, 10/21/10	29,910	29,910,000

Total Certificates of Deposit - 26.9%		879,310,636

Commercial Paper	Par (000)	Value

Antalis U.S. Funding Corp., 0.37%, 8/12/10 (c)	$8,955	$8,953,803
Aspen Funding Corp., 0.35%, 8/06/10 (c)	5,000	4,999,660
BNZ International Funding Ltd., 0.43%, 2/04/11	31,500	31,501,649
BPCE SA, 0.41%, 8/12/10 (c)	50,000	49,992,597
Bryant Park Funding LLC, 0.27%, 8/25/10 (c)	18,000	17,996,490
CAFCO LLC, 0.49%, 10/14/10 (c)	18,000	17,981,380
CRC Funding LLC, 0.50%, 10/05/10 (c)	55,000	54,948,819
Cancara Asset Securitization LLC, 0.47%, 10/20/10 (c)	11,000	10,988,224
Ciesco LLC, 0.49%, 10/14/10 (c)	25,000	24,974,139
Clipper Receivables Co., LLC (c):
0.45%, 8/17/10	39,000	38,991,225
0.50%, 9/07/10	6,000	5,996,750
DnB NOR Bank ASA, 0.50%, 9/13/10 (c)	10,000	9,993,750
Fairway Finance Co., LLC, 0.50%, 9/02/10 (c)	9,300	9,295,608
Falcon Asset Securitization Corp. (c):
0.40%, 8/03/10	19,000	18,999,156
0.46%, 9/03/10	15,000	14,993,292
Fortis Funding LLC, 0.37%, 8/06/10 (c)	20,000	19,998,561
Govco LLC (c):
0.52%, 8/13/10	8,000	7,998,382
0.55%, 9/08/10	33,500	33,479,528
Grampian Funding LLC (c):
0.45%, 9/20/10	60,000	59,961,000
0.47%, 10/22/10	16,000	15,982,453
JPMorgan Chase & Co., 0.28%, 9/01/10 (c)	36,245	36,235,697
Jupiter Securitization Co. LLC (c):
0.46%, 9/01/10	12,000	11,994,940
0.45%, 9/08/10	9,000	8,995,500
Liberty Street Funding LLC, 0.33%, 8/02/10 (c)	33,000	32,999,092
Nieuw Amsterdam Receivables Corp., 0.52%, 10/15/10 (c)	30,000	29,966,633
Nordea Bank AB, 0.50%, 9/15/10 (c)	36,000	35,976,530
Old Line Funding LLC (c):
0.40%, 8/03/10	7,067	7,066,686
0.48%, 9/15/10	20,107	20,094,400
Regency Markets No.1 LLC, 0.29%, 8/25/10 (c)	12,921	12,918,294
Scaldis Capital LLC (c):
0.34%, 8/16/10	15,000	14,997,592
0.45%, 10/27/10	21,375	21,351,220
Starbird Funding Corp., 0.47%, 10/18/10 (c)	14,000	13,985,378
Straight-A Funding, LLC (c):
0.41%, 8/18/10	23,000	22,995,023
0.42%, 8/20/10	26,071	26,064,613

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2010	1

Schedule of Investments (continued)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

Straight-A Funding, LLC (c) (concluded):
0.37%, 10/01/10	$48,000	$47,968,920
Westpac Trust Securities NZ Ltd., 0.46%, 11/05/10	40,500	40,500,000

Total Commercial Paper - 25.7%		842,136,984

Corporate Notes

Commonwealth Bank of Australia, 0.51%, 11/22/10 (b)(d)	26,000	26,000,000
KBC Bank NV, NY, 1.56%, 9/01/10 (e)	32,240	32,240,000
Rabobank Nederland NV, 1.78%, 10/07/10 (d)(e)	64,400	64,400,000

Total Corporate Notes - 3.7%		122,640,000

Municipal Bonds (e)

California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.25%, 8/06/10	13,000	13,000,000
Home Mortgage, Series F, 0.23%, 8/06/10	20,000	20,000,000
Home Mortgage, Series U, 0.26%, 8/06/10	14,360	14,360,000
Series A, 0.26%, 8/09/10	12,000	12,000,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (Bank One NA LOC), 0.22%, 8/02/10	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.25%, 8/06/10	5,500	5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.25%, 8/06/10	12,000	12,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.38%, 8/06/10	20,000	20,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.22%, 8/06/10	8,000	8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae), 0.26%, 8/06/10	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.24%, 8/06/10	9,000	9,000,000

Municipal Bonds (e) (concluded)	Par (000)	Value

New York State HFA, RB, VRDN, AMT Series A (Fannie Mae Liquidity Facility):
125 West 31st Street Housing, 0.26%, 8/06/10	$12,000	$12,000,000
316 11th Avenue Housing, 0.26%, 8/06/10	20,000	20,000,000
East 39th Street Housing, 0.26%, 8/06/10	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.24%, 8/06/10	9,800	9,800,000
Palm Beach County School District, COP, VRDN, Series B (AGM Insurance, Dexia Credit Local SBPA), 0.28%, 8/06/10	5,000	5,000,000
Philadelphia Authority for Industrial Development, Refunding RB, VRDN, Series B (JPMorgan Chase Bank LOC, Bank of New York LOC), 0.25%, 8/06/10	15,400	15,400,000

Total Municipal Bonds - 6.6%		215,460,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (b):
0.25%, 9/01/10	17,000	16,996,182
0.18%, 9/20/10	48,000	47,987,520
0.30%, 9/22/10	27,000	26,987,850
0.29%, 11/10/10	21,000	20,982,576
Fannie Mae Variable Rate Notes (b):
0.30%, 8/05/10	33,555	33,554,799
0.32%, 7/26/12	27,000	26,989,259
Federal Home Loan Bank Variable Rate Notes (b):
0.48%, 10/08/10	41,000	40,997,633
0.47%, 10/06/11	40,000	39,980,714
Freddie Mac Discount Notes (b):
0.21%, 8/09/10	9,637	9,636,438
0.23%, 8/10/10	12,500	12,499,122
0.27%, 9/07/10	24,000	23,992,980
Freddie Mac Variable Rate Notes (b):
0.46%, 8/24/10	28,620	28,620,084
0.52%, 9/03/10	55,405	55,403,935
0.41%, 2/14/11	139,940	139,927,982
0.59%, 4/01/11	35,000	35,023,727
0.23%, 5/05/11	80,000	79,981,543
0.27%, 12/29/11	25,000	24,982,117
0.28%, 4/03/12	15,000	14,989,845

Total U.S. Government Sponsored Agency Obligations - 20.8%		679,534,306

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.23% - 0.32%, 8/26/10	48,300	48,290,277
0.24%, 9/30/10	37,915	37,899,328
0.22%, 10/21/10	61,000	60,968,708
0.24%, 10/28/10	55,000	54,967,550
0.22%, 11/12/10	22,000	21,985,883
0.21%, 11/26/10	21,300	21,285,073

2	RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2010

Schedule of Investments (concluded)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (concluded)	Par (000)	Value

U.S. Treasury Bills (c) (concluded):
0.20%, 1/27/11	$33,000	$32,966,817
U.S. Treasury Notes:
0.88%, 1/31/11	33,000	33,104,164
0.88%, 2/28/11	50,000	50,176,152
4.50%, 2/28/11	33,000	33,824,922
0.88%, 3/31/11	41,000	41,173,151

Total U.S. Treasury Obligations - 13.4%		436,642,025

Repurchase Agreements

Barclays Capital Inc., 0.21%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $100,001,750, collateralized by U.S. Treasury Note, 3.00% due 9/30/16, par and fair value of $96,468,700, $102,000,025, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.20%, 8/02/10 (Purchased on 7/30/10 to be repurchased at $23,749,396, collateralized by various U.S. Treasury Obligations, 0.00% due 5/14/14 – 3/24/25, par and fair value of $24,564,000 and $24,228,471, respectively)	23,749	23,749,000

Total Repurchase Agreements - 3.8%		123,749,000

Total Investments (Cost - $3,299,472,951*) – 100.9%		3,299,472,951
Liabilities in Excess of Other Assets – (0.9)%		(30,930,655)

Net Assets – 100.0%		$3,268,542,296

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Short-Term Securities[1]	—	$3,299,472,951	—	$3,299,472,951

Total	—	$3,299,472,951	—	$3,299,472,951

[1]	See above Schedule of Investments for values in each security type.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JULY 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 27, 2010